Property, Plant and Equipment	9 Months Ended
Sep. 30, 2019
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Property, Plant and Equipment
9.	PROPERTY, PLANT AND EQUIPMENT
The carrying amounts of each class of property, plant and equipment were as follows:

	December 31 2018	September 30 2019
Office equipment	$98,820	$39,327
Other equipment	11,052	3,324
Leasehold improvements	178,546	13,501

	$288,418	$56,152

For the nine months ended September 30, 201
8

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost

Balance at January 1, 2018	$211,302	$35,153	$474,504	$720,959
Additions	52,735	1,027	13,602	67,364

Balance at September 30, 2018	$264,037	$36,180	$488,106	$788,323

Accumulated depreciation

Balance at January 1, 2018	$115,436	$14,344	$147,613	$277,393
Depreciation expenses	45,039	8,094	121,271	174,404

Balance at September 30, 2018	$160,475	$22,438	$268,884	$451,797

For the nine months ended September 30, 2019

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost

Balance at January 1, 2019	$276,935	$36,180	$488,106	$801,221
Additions	2,993	—	—	2,993
Disposals	(65,292)	(889)	(219,733)	(285,914)

Balance at September 30, 2019	$214,636	$35,291	$268,373	$518,300

Accumulated depreciation

Balance at January 1, 2019	$178,115	$25,128	$309,560	$512,803
Depreciation expenses	44,591	7,357	103,715	155,663
Disposals	(47,397)	(518)	(158,403)	(206,318)

Balance at September 30, 2019	$175,309	$31,967	$254,872	$462,148

No impairment assessment was performed for the nine months ended September 30, 2018 and 2019 as there was no indication of impairment.
The above items of property, plant and equipment used by the Group are depreciated on a straight-line basis over the estimated useful life of 3 years.